Share Based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share Based Compensation

15.Share based compensation

In March 2016, the Group’s shareholders and board of directors adopted the Amended and Restated Share Incentive Plan (“2016 Plan”) to grant share-based compensation awards to attract, motivate, retain and reward certain directors, officers, employees and other eligible persons and to further link the interests of award recipients with those of the Group’s shareholders. The maximum aggregate number of ordinary shares that may be issued under the 2016 Plan is 21,920,964 ordinary shares.

In 2021, the Group adopted the 2021 share incentive plan (“2021 Plan”), to promote the success and enhance the value of the Group by linking the personal interests of the directors, employees, and consultants to those of the Group’s shareholders and by providing such individuals with an incentive for outstanding performance to generate superior returns to the Group’s shareholders. The maximum aggregate number of ordinary shares that may be issued under 2021 Plan is 6,021,619.

Share options

Under the 2016 Plan, options granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. Additionally, the 2016 Plan includes a condition where employees can only exercise vested options upon the occurrence of the Company's ordinary shares becoming listed securities, which substantially creates a performance condition ("IPO Condition") that had not been met prior to the Company's IPO. The Group granted 4,074,384, 1,726,988 and 6,343,363 share options with IPO condition to certain employees in the 2019, 2020 and in the April and June 2021, respectively. Therefore, the Group has not recognized any stock-based compensation expenses related to the options granted until June 2021 the performance condition has been met by the IPO completion. The Group granted 525,706 share options with service condition to certain employees in 2021 after completion of IPO. The options expire in ten years from the date of grant.

15.	Share based compensation—(Continued)

In determining the fair value of the stock options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2019, 2020 and 2021 were as follows:

For the years ended December 31,
	2019	2020	2021
Expected volatility	45.98%~46.55%	47.28%~48.09%	48.47%~48.70%
Risk-free interest rate (per annum)	1.67%~2.41%	0.66%~0.92%	1.35%~1.62%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	RMB24.37~RMB39.06	RMB36.02~RMB47.16	RMB40.61~RMB109.73
Fair value of share option	RMB23.68~RMB38.40	RMB35.37~RMB46.53	RMB39.98~RMB109.10

The Group estimated expected volatility by reference to the historical price volatilities of ordinary shares of comparable companies over a period close to the contract term of the options. The Group estimated the risk free interest rate based on the yield to maturity of U.S. government bonds at grant date with a maturity period close to the contract term of options, adjusted by country risk differential between U.S. and China. The Group estimated exercise multiples based on empirical research on typical employee stock option exercising behavior. The dividend yield was estimated as zero based on the plan to retain profit for corporate expansion and no dividend will be distributed in the near future. The Group determined the fair value of ordinary shares underlying each share option grant based on estimated equity value and allocation of it to each element of its capital structure.

The following table summarized the Group’s share option activities under the Option Plans:

	Number of options	Weighted average exercise price per share	Weighted average grant date fair value per share	Weighted average remaining contractual life	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding as of December 31, 2019	15,943,140	0.66	11.88	7.16	593,890
Granted	1,726,988	0.68	40.90
Forfeited	(3,681,447)	0.67	9.90
Outstanding as of December 31, 2020	13,988,681	0.61	14.74	6.38	651,182
Granted	6,869,069	0.65	57.05
Forfeited	(287,482)	0.65	40.40
Exercised	(2,627,997)	0.52	6.23
Outstanding as of December 31, 2021	17,942,271	0.63	31.78	7.04	676,115
Expect to Vest at December 31, 2021	17,942,271	0.63	31.78
Exercisable at December 31, 2021	9,459,362	0.62	16.78	5.56	356,554

For the year ended December 31, 2021, share-based compensation of RMB290,284 has been recognized. As of December 31, 2021, there were RMB326,412 of total unrecognized compensation expenses related to options which is expected to be recognized over a weighted average period of 2.49 years.

15.Share based compensation—(Continued)

Restricted share units

In April 2021, the Group granted a total of 2,964,091 Restricted Share Units ("RSUs") to the management team under 2021 plan, which is vested immediately upon grant. In July 2021, the Group granted a total of 16,500 RSUs under 2016 plan to the management team and the vesting period is three years. Compensation expense based on fair value is amortized over the requisite service period of award using the straight line vesting attribution method.

A summary of the RSUs activity for the year ended December 31, 2021 is as follows:

	Number of restricted shares	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2020	—	—	—
Granted	2,980,591	55.02	—
Vested	2,964,091	54.77	—
Forfeited	—	—	—
Outstanding as of December 31, 2021	16,500	95.46	2.46

The share-based compensation expense related to RSUs of nil, nil and RMB164,268 were recognized by the Group for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2021, there were RMB1,323 of total unrecognized compensation expenses related to RSUs for the future period.

The Group recorded share based compensation expense of nil, nil and RMB 454,552 for the years ended December 31, 2019, 2020 and 2021, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Fulfillment expenses	—	—	59,583
Selling and marketing expenses	—	—	38,463
General and administrative expenses	—	—	316,911
Technology and content expenses	—	—	36,595